Employees and directors, Average Monthly Number of People Employed (Details) - Employee	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Average number of employees [Abstract]
Sales and distribution	5,577	2,141	6,375
Research and development	5,226	1,876	4,952
General and administration	1,994	646	1,386
Average monthly number of people (including executive directors) employed by the Group	12,797	4,663	12,713
Continuing Operations [Member]
Average number of employees [Abstract]
Sales and distribution	5,413	1,818	5,860
Research and development	5,056	1,400	4,323
General and administration	1,991	642	1,378
Average monthly number of people (including executive directors) employed by the Group	12,460	3,860	11,561
Discontinued Operation [Member]
Average number of employees [Abstract]
Sales and distribution	164	323	515
Research and development	170	476	629
General and administration	3	4	8
Average monthly number of people (including executive directors) employed by the Group	337	803	1,152